[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07694
MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.
(Exact name of registrant as specified in charter)
522 FIFTH AVENUE, NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 522 FIFTH AVENUE, NEW YORK, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/07

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.
Portfolio of Investments
Third Quarter Report
September 30, 2007 (unaudited)

(Showing Percentages of Total Value of Investments)

		Face Amount (000)	Value (000)
DEBT INSTRUMENTS (98.9%)
Argentina (3.8%)
Sovereign (3.8%)
Republic of Argentina,
0.62%, 12/15/35	$	(a)(b)1,109	$143
0.65%, 12/15/35	ARS	(a)37,715	1,169
5.83%, 12/31/33		(a)8,149	3,137
8.28%, 12/31/33	$	(b)3,890	3,505
Republic of Argentina (Linked Variable Rate),
233.70%, 4/10/49		(c)3,770	1,786
			9,740
Brazil (17.9%)
Corporate (1.8%)
Banco ABN Amro Real S.A.,
15.86%, 12/13/07	BRL	3,900	2,138
16.20%, 2/22/10		4,240	2,530
			4,668
Sovereign (16.1%)
Federative Republic of Brazil,
8.00%, 1/15/18		$5,544	6,201
8.88%, 10/14/19 - 4/15/24		7,688	9,620
10.50%, 7/14/14		1,740	2,205
11.00%, 8/17/40		4,250	5,690
14.50%, 10/15/09		6,040	7,176
Nota do Tesouro Nacional,
6.00%, 5/18/09	BRL	2,000	2,639
10.00%, 1/1/12		13,350	7,131
			40,662
			45,330
Bulgaria (1.5%)
Sovereign (1.5%)
Republic of Bulgaria,
8.25%, 1/15/15		$1,699	1,984
Republic of Bulgaria (Registered),
8.25%, 1/15/15		1,490	1,739
			3,723
Chile (1.3%)
Corporate(1.3%)
Empresa Nacional de Petroleo,
6.75%, 11/15/12		(d)3,090	3,250
Colombia (2.3%)
Sovereign (2.3%)
Republic of Colombia,
7.38%, 9/18/37		2,870	3,164
8.25%, 12/22/14		1,040	1,175

11.75%, 2/25/20		1,075	1,581
			5,920
Ecuador (1.1%)
Sovereign (1.1%)
Republic of Ecuador (Registered),
9.38%, 12/15/15		470	460
10.00%, 8/15/30		(e)2,500	2,256
			2,716
Egypt (0.8%)
Sovereign (0.8%)
Arab Republic of Egypt,
8.75%, 7/18/12	EGP	10,510	1,928
Indonesia (3.5%)
Corporate (3.5%)
Pindo Deli Finance Mauritius,
Tranche A, 6.00%, 4/28/15	$	(a)(d)1,246	1,059
Tranche B, 6.00%, 4/28/18		(a)(d)3,413	1,707
Tranche C, Zero Coupon, 4/28/27		(a)(d)6,884	792
Tijiwi Kimia Finance Mauritius Ltd.,
Tranche A, 6.00%, 4/28/15		(a)(d)1,773	1,507
Tranche A, 6.00%, 4/28/15		(a)2,325	1,976
Tranche B, 6.00%, 4/28/18		(a)(d)2,954	1,477
Tranche C, Zero Coupon, 4/28/27		(a)(d)3,352	385
			8,903
Ivory Coast (0.3%)
Sovereign (0.3%)
Ivory Coast,
2.50%, 3/31/18		(c)2,045	705
Malaysia (1.0%)
Sovereign (1.0%)
Government of Malaysia,
7.50%, 7/15/11		420	456
8.75%, 6/1/09		1,929	2,043
			2,499
Mexico (17.7%)
Corporate (7.1%)
Pemex Project Funding Master Trust,
6.63%, 6/15/35		5,000	5,178
6.66%, 6/15/10		(a)(d)4,250	4,335
8.63%, 12/1/23		1,740	2,156
9.13%, 10/13/10		4,040	4,476
9.50%, 9/15/27		1,320	1,797
			17,942
Sovereign (10.6%)
Mexican Bonos,
8.00%, 12/17/15	MXN	54,910	5,048
9.50%, 12/18/14		111,250	11,101
United Mexican States,
6.75%, 9/27/34	$	(f)3,679	4,010
7.50%, 1/14/12		1,700	1,862
8.38%, 1/14/11		4,400	4,862
			26,883
			44,825
Panama (2.5%)

Sovereign (2.5%)
Republic of Panama,
7.13%, 1/29/26		1,910	2,072
7.25%, 3/15/15		700	753
9.38%, 4/1/29		1,890	2,542
9.63%, 2/8/11		906	1,016
			6,383
Peru (2.9%)
Sovereign (2.9%)
Republic of Peru,
8.38%, 5/3/16		1,150	1,354
8.75%, 11/21/33		3,130	4,127
9.88%, 2/6/15		1,385	1,739
			7,220
Philippines (10.4%)
Sovereign (10.4%)
Republic of Philippines,
8.88%, 3/17/15		(f)9,480	11,021
9.00%, 2/15/13		(f)2,240	2,565
9.50%, 2/2/30		9,783	12,791
			26,377
Qatar (0.7%)
Sovereign (0.7%)
State of Qatar (Registered),
9.75%, 6/15/30		1,260	1,862
Russia (13.1%)
Corporate (6.1%)
Gaz Capital for Gazprom,
6.21%, 11/22/16		(d)3,282	3,261
8.63%, 4/28/34		3,670	4,671
JPMorgan Chase & Co.,
7.00%, 6/28/17	RUB	62,000	2,333
RSHB Capital S.A. for OJSC Russian Agricultural Bank,
6.30%, 5/15/17	$	(d)2,004	1,892
7.18%, 5/16/13		(d)2,800	2,859
7.18%, 5/16/13		270	276
			15,292
Sovereign (7.0%)
Russian Federation,
7.50%, 3/31/30		(d)(e)3,367	3,771
Russian Federation (Registered),
7.50%, 3/31/30		(e)2,488	2,786
11.00%, 7/24/18		2,901	4,087
12.75%, 6/24/28		4,000	7,140
			17,784
			33,076
Trinidad (0.9%)
Corporate (0.9%)
National Gas of Trinidad & Tobago Ltd.,
6.05%, 1/15/36		(d)2,369	2,256
Turkey (7.8%)
Sovereign (7.8%)
Republic of Turkey,
6.75%, 4/3/18		4,880	4,844

7.00%, 9/26/16	2,920	2,989
11.00%, 1/14/13	7,145	8,681
11.50%, 1/23/12	320	386
11.88%, 1/15/30	1,737	2,705
		19,605
Ukraine (1.0%)
Sovereign (1.0%)
Republic of Ukraine,
6.58%, 11/21/16	2,410	2,440
Venezuela (8.4%)
Sovereign (8.4%)
Republic of Venezuela,
9.25%, 9/15/27	11,581	12,015
10.75%, 9/19/13	8,330	9,226
		21,241
TOTAL DEBT INSTRUMENTS (Cost $237,541)		249,999
	No. of
	Warrants
WARRANTS (0.5%)
Mexico (0.0%)
United Mexican States, expiring 10/11/07	(g)3,830	11
United Mexican States, expiring 11/07/07	(g)3,830	4
		15
Nigeria (0.3%)
Central Bank of Nigeria, expiring 11/15/20	(g)(b)3,000	765
Venezuela (0.2%)
Republic of Venezuela Oil-Linked Payment Obligation,
expiring 4/15/20	(a)(b)11,350	425
TOTAL WARRANTS (Cost $233)		1,205
	Shares
SHORT-TERM INVESTMENT (0.6%)
Investment Company (0.6%) Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $1,468)	(h)1,467,715	1,468
TOTAL INVESTMENTS + (102.2%) (Cost $239,242)		252,672
LIABILITIES IN EXCESS OF OTHER ASSETS		(5,426)
NET ASSETS		$247,246

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(b)	Securities were valued at fair value — At September 30, 2007, the Portfolio held fair valued securities, valued at $4,838,000, representing 2.0% of net assets.
(c)	Issuer is in default.
(d)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity.
(f)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreement as of September 30, 2007.
(g)	Non-income producing security.
(h)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as interest from affiliates and totaled $103,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $68,999,000 and $67,531,000, respectively.

ARS	Argentinian Peso
BRL	Brazilian Real
EGP	Egyptian Pound
MXN	Mexican Peso
RUB	Russian Ruble
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $239,242,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $13,430,000 of which $18,477,000 related to appreciated securities and $5,047,000 related to depreciated securities.

At September 30, 2007, the Fund had a reverse repurchase agreement outstanding with Lehman Brothers as follows:

Maturity in
less than
Lehman Brothers Agreement	365 Days
Value of Securities Subject to Repurchase	$7,787,550
Liability Under Reverse Repurchase
Agreement	$7,818,998
Weighted Average Days to Maturity	44.66

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Debt Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 20, 2007